UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C.  20549

                                                    FORM 13F

                                               FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2002

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Durus Capital Management LLC
Address:  20 Marshall St, ste 320
	  South Norwalk, CT 06854

13F File Number: 028-10001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.



Person Signing this report on Behalf of Reporting Manager:

Name:        Douglas Schmidt
Title:       COO
Phone:       203-899-3102
Signature, Place, and Date of Signing:

        Douglas Schmidt       South Norwalk, CT            August 14, 20002


Report Type   (Check only one.):

[ X]                13F HOLDINGS REPORT.

[  ]                13F NOTICE.

[  ]                13F COMBINATION REPORT.




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total          29

Form 13F Information Table Value Total:       $149,375 (in thousands)




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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


ABGENIX INC	               COM	      00339B107	  1998	    203868  SH        SOLE		    203868	  0	   0
AFFYMETRIX INC	               COM	      00826T108	  2639	    110000  SH	      SOLE		    110000	  0	   0
AKSYS LTD	               COM	      010196103	  6922	   1003155  SH	      SOLE		   1003155	  0	   0
ALLOS THERAPEUTICS INC	       COM	      019777101	 26988	   2985367  SH	      SOLE		   2985367	  0	   0
ATRIX LABS INC	               COM	      04962L101	  6993	    314300  SH	      SOLE		    314300	  0	   0
CARDIAC SCIENCE INC	       COM	      141410209	  2634	    710000  SH	      SOLE		    710000	  0	   0
CAREMARK RX INC	               COM	      141705103	  4455	    270000  SH	      SOLE		    270000	  0	   0
CEPHALON INC - CEPH	       COM	      156708109	  4377	     96836  SH	      SOLE		     96836	  0	   0
COLLAGENEX PHARM INC	       COM	      19419B100	  1595	    215509  SH	      SOLE		    215509	  0	   0
CURAGEN CORP	               COM	      23126R101	  2232	    396400  SH	      SOLE		    396400	  0	   0
CURON MEDICAL INC	       COM	      231292103	  2166	    624107  SH	      SOLE		    624107	  0	   0
CV THERAPEUTICS	               COM	      126667104	  5247	    281816  SH	      SOLE		    281816	  0	   0
ENZON INC	               COM	      293904108	  2167	     88055  SH	      SOLE		     88055	  0	   0
ESPERION THERAPEUTICS INC      COM	      29664R106	 15064	   2774259  SH	      SOLE		   2774259	  0	   0
GENENTECH INC	               COM	      368710406	  2094	     62500  SH	      SOLE		     62500	  0	   0
GUILFORD PHARMACEUTICALS       COM	      401829106	  7691	   1020037  SH	      SOLE		   1020037	  0	   0
HCA INC	                       COM	      404119109	  2850	     60000  SH	      SOLE		     60000	  0	   0
HUMAN GENOME SCIENCE	       COM	      444903108	  1943	    145000  SH	      SOLE		    145000	  0	   0
INHALE THERAPEUTIC SYSTEMS     COM	      457191104	  3707	    390625  SH	      SOLE		    390625	  0	   0
KING PHARM INC	               COM	      495582108	  3226	    145000  SH	      SOLE		    145000	  0	   0
MEDIMMUNE INC	               COM	      584699102	  2814	    106579  SH	      SOLE		    106579	  0	   0
MILLENNIUM PHARMACEUTICAL      COM	      599902103	  5329	    438561  SH	      SOLE		    438561	  0	   0
NEUROCRINE BIOSCIENCES INC     COM	      64125C109	  6825	    238205  SH	      SOLE		    238205	  0	   0
NOVOSTE CORP	               COM	      67010C100	  2575	    557415  SH	      SOLE		    557415	  0	   0
NPS PHARMACEUTICALS	       COM	      62936P103	  4930	    321800  SH	      SOLE		    321800	  0	   0
OSI PHARMACEUTICALS	       COM	      671040103	  4716	    196320  SH	      SOLE		    196320	  0	   0
PROTEIN DESIGN LABS INC	       COM	      74369L103	  1105	    101769  SH	      SOLE		    101769	  0	   0
TRIMERIS INC	               COM	      896263100	  7102	    160000  SH	      SOLE		    160000	  0	   0
VERSICOR INC	               COM	      925314106	  6991	    519754  SH	      SOLE		    519754	  0	   0

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